Note 30 - Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2020
Accumulated other comprehensive income abstract
Accumulated Other Comprehensive Income Classified By Concepts Explanatory
Accumulated other comprehensive income (loss) (Millions of Euros)
	Notes	2020	2019	2018
Items that will not be reclassified to profit or loss		(2.815)	(1.875)	(1.284)
Actuarial gains (losses) on defined benefit pension plans		(1.474)	(1.498)	(1.245)
Non-current assets and disposal groups classified as held for sale		(65)	3	-
Fair value changes of equity instruments measured at fair value through other comprehensive income	13.4	(1.256)	(404)	(155)
Fair value changes of financial liabilities at fair value through profit or loss attributable to changes in their credit risk		(21)	24	116
Items that may be reclassified to profit or loss		(11.541)	(8.351)	(8.939)
Hedge of net investments in foreign operations (effective portion)		(62)	(896)	(218)
Of which: US Dollar		-	(432)	(432)
Of which: Mexican peso		(362)	(588)	(78)
Of which: Turkish lira		317	163	322
Of which: other exchanges		(18)	(38)	(29)
Foreign currency translation		(14.185)	(9.147)	(9.630)
Of which: US Dollar		(16)	1.565	1.326
Of which: Mexican peso		(5.220)	(3.557)	(4.205)
Of which: Turkish lira		(4.960)	(3.750)	(3.326)
Of which: Argentine peso		(1.247)	(1.124)	(1.118)
Of which: Venezuelan Bolívar		(1.860)	(1.854)	(1.862)
Of which: other exchanges		(882)	(427)	(445)
Hedging derivatives. Cash flow hedges (effective portion)		10	(44)	(6)
Fair value changes of debt instruments measured at fair value through other comprehensive income	13.4	2.069	1.760	943
Non-current assets and disposal groups classified as held for sale (*)		644	(18)	1
Share of other recognized income and expense of investments in subsidiaries, joint ventures and associates		(17)	(5)	(29)
Total		(14.356)	(10.226)	(10.223)